UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY (DEFICIT), NET - MXN ($) $ in Thousands	Total	Increase in Mexican Government contributions	Certificates of Contribution “A”	Certificates of Contribution “A” Increase in Mexican Government contributions	Mexican Government contributions	Legal reserve	Accumulated other comprehensive income (loss) Cumulative currency translation effect	Accumulated other comprehensive income (loss) Actuarial (losses) gains on employee benefits effect	Accumulated deficit, For the period	Accumulated deficit, From prior years	Total	Total Increase in Mexican Government contributions	Non- controlling interest
Beginning balance at Dec. 31, 2020	$ (2,404,727,030)		$ 524,931,447		$ 43,730,591	$ 1,002,130	$ 51,201,257	$ (302,486,247)	$ (508,878,813)	$ (2,214,597,087)	$ (2,405,096,722)		$ 369,692
Transfer to accumulated deficit									508,878,813	(508,878,813)
Increase in Mexican Government contributions		$ 167,850,000		$ 167,850,000								$ 167,850,000
Total comprehensive income (loss)	146,210,521						4,919,378	241,528,141	(100,094,174)		146,353,345		(142,824)
Ending Balance at Sep. 30, 2021	(2,090,666,509)		692,781,447		43,730,591	1,002,130	56,120,635	(60,958,106)	(100,094,174)	(2,723,475,900)	(2,090,893,377)		226,868
Beginning balance at Dec. 31, 2021	(2,170,000,783)		841,285,576		43,730,591	1,002,130	58,945,725	(97,085,239)	(294,532,168)	(2,723,475,900)	(2,170,129,285)		128,502
Transfer to accumulated deficit									294,532,168	(294,532,168)
Increase in Mexican Government contributions		$ 107,990,006		$ 107,990,006								$ 107,990,006
Proceeds from FONADIN grants	23,000,000				23,000,000						23,000,000
Total comprehensive income (loss)	440,395,523						(14,994,246)	259,774,823	195,914,072		440,694,649		(299,126)
Ending Balance at Sep. 30, 2022	$ (1,598,615,254)		$ 949,275,582		$ 66,730,591	$ 1,002,130	$ 43,951,479	$ 162,689,584	$ 195,914,072	$ (3,018,008,068)	$ (1,598,444,630)		$ (170,624)